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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07242

The Cutler Trust

(Exact name of registrant as specified in charter)

525 Bigham Knoll Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Erich M. Patten

Cutler Investment Counsel, LLC        525 Bigham Knoll        Jacksonville, Oregon 97530

(Name and address of agent for service)

Registrant's telephone number, including area code: (541) 770-9000

Date of fiscal year end:     June 30, 2015

Date of reporting period:    September 30, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Consumer Discretionary - 15.0%
Hotels, Restaurants & Leisure - 2.4%
McDonald's Corporation	30,655	$2,906,401

Media - 3.6%
Walt Disney Company (The)	48,992	4,361,758

Multiline Retail - 5.5%
Nordstrom, Inc.	54,385	3,718,302
Target Corporation	49,150	3,080,722
		6,799,024
Specialty Retail - 3.5%
Home Depot, Inc. (The)	46,200	4,238,388

Consumer Staples - 10.1%
Beverages - 2.7%
PepsiCo, Inc.	35,495	3,304,230

Food & Staples Retailing - 1.9%
Sysco Corporation	60,595	2,299,580

Food Products - 2.6%
Archer-Daniels-Midland Company	62,135	3,175,099

Household Products - 2.9%
Procter & Gamble Company (The)	42,630	3,569,836

Energy - 10.4%
Energy Equipment & Services - 2.2%
Schlumberger Ltd.	27,000	2,745,630

Oil, Gas & Consumable Fuels - 8.2%
Chevron Corporation	29,820	3,558,122
ConocoPhillips	41,830	3,200,832
Exxon Mobil Corporation	33,881	3,186,508
		9,945,462
Financials - 11.5%
Capital Markets - 2.4%
BlackRock, Inc. - Class A	9,034	2,966,043

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.9% (Continued)	Shares	Value
Financials - 11.5% (Continued)
Banks - 2.9%
M&T Bank Corporation	28,340	$3,494,039

Consumer Finance - 3.4%
American Express Company	47,395	4,148,958

Insurance - 2.8%
Chubb Corporation (The)	37,670	3,430,983

Health Care - 12.2%
Health Care Equipment & Supplies - 2.6%
Becton, Dickinson & Company	27,525	3,132,620

Pharmaceuticals - 9.6%
Bristol-Myers Squibb Company	78,990	4,042,708
Johnson & Johnson	37,170	3,961,951
Merck & Company, Inc.	62,790	3,722,191
		11,726,850
Industrials - 9.3%
Aerospace & Defense - 2.8%
United Technologies Corporation	32,010	3,380,256

Electrical Equipment - 2.0%
Emerson Electric Company	38,735	2,424,036

Machinery - 4.5%
Caterpillar, Inc.	30,280	2,998,628
Deere & Company	31,244	2,561,696
		5,560,324
Information Technology - 14.3%
Communications Equipment - 2.0%
QUALCOMM, Inc.	32,639	2,440,418

IT Services - 2.9%
International Business Machines Corporation	18,565	3,524,194

Semiconductors & Semiconductor Equipment - 6.3%
Intel Corporation	104,965	3,654,881
Texas Instruments, Inc.	83,900	4,001,191
		7,656,072

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.9% (Continued)	Shares	Value
Information Technology - 14.3% (Continued)
Software - 3.1%
Microsoft Corporation	81,425	$3,774,863

Materials - 5.3%
Chemicals - 5.3%
E.I. du Pont de Nemours and Company	55,905	4,011,743
Monsanto Company	21,715	2,443,154
		6,454,897
Telecommunication Services - 4.8%
Diversified Telecommunication Services - 4.8%
AT&T, Inc.	82,461	2,905,926
Verizon Communications, Inc.	58,960	2,947,410
		5,853,336
Utilities - 3.0%
Gas Utilities - 3.0%
National Fuel Gas Company	52,145	3,649,629

Total Common Stocks (Cost $80,149,012)		$116,962,926

MONEY MARKET FUNDS - 4.2%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.01% (a) (Cost $5,096,088)	5,096,088	$5,096,088

Total Investments at Value - 100.1% (Cost $85,245,100)		$122,059,014

Liabilities in Excess of Other Assets - (0.1%)		(95,303)

Net Assets - 100.0%		$121,963,711

(a)	The rate shown is the 7-day effective yield as of September 30, 2014.

See accompanying notes to Schedules of Investments.

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

U.S. TREASURY OBLIGATIONS - 17.5%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	1.500%	02/28/19	$700,000	$695,024
U.S. Treasury Notes	1.375%	05/31/20	1,000,000	968,438
U.S. Treasury Notes	2.500%	05/15/24	750,000	750,469
U.S. Treasury Bond, Stripped Principal Payment	0.000%	08/15/25	350,000	262,221
Total U.S. Treasury Obligations (Cost $2,684,010)				$2,676,152

U.S. GOVERNMENT AGENCY OBLIGATIONS - 56.7%	Coupon		Maturity	Par Value	Value
Federal Agricultural Mortgage Corporation - 10.2%
Farmer Mac	2.800%		09/09/20	$1,500,000	$1,559,025

Federal Farm Credit Bank - 9.3%
Federal Farm Credit Bank	2.680%		07/09/21	500,000	497,806
Federal Farm Credit Bank	2.250%		08/15/22	65,000	62,283
Federal Farm Credit Bank	2.750%		06/26/23	500,000	497,971
Federal Farm Credit Bank	2.370%		05/01/25	400,000	376,418
					1,434,478
Federal Home Loan Bank - 13.2%
Federal Home Loan Bank	1.124%	(a)	03/27/23	500,000	498,157
Federal Home Loan Bank	1.500%	(a)	06/20/23	550,000	546,322
Federal Home Loan Bank	2.875%		06/14/24	400,000	398,546
Federal Home Loan Bank	1.249%	(a)	08/28/24	500,000	481,215
Federal Home Loan Bank	1.749%	(a)	08/28/24	100,000	98,759
					2,022,999
Federal Home Loan Mortgage Corporation - 9.6%
Federal Home Loan Mortgage Corporation	1.500%	(a)	08/28/19	1,000,000	995,722
Federal Home Loan Mortgage Corporation	1.500%		06/24/20	500,000	480,085
					1,475,807
Federal National Mortgage Association - 6.7%
Federal National Mortgage Association	1.000%		12/27/18	500,000	484,498
Federal National Mortgage Association	0.999%	(a)	01/30/20	500,000	487,690
Federal National Mortgage Association	2.200%		10/25/22	64,000	61,321
					1,033,509
Financing Corporation (FICO) - 4.1%
Financing Corporation (FICO)	9.800%		11/30/17	500,000	628,700

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 56.7% (Continued)	Coupon	Maturity	Par Value	Value
Private Export Funding Corporation - 2.5%
Private Export Funding Corporation	4.300%	12/15/21	$350,000	$389,724

U.S. Department of Housing and Urban Development - 1.1%
U.S. Department of Housing and Urban Development	4.130%	08/01/25	150,000	161,136

Total U.S. Government Agency Obligations (Cost $8,684,488)				$8,705,378

OTHER GOVERNMENT OBLIGATIONS - 2.3%	Coupon	Maturity	Par Value	Value
Province of Manitoba (Cost $354,629)	1.300%	04/03/17	$350,000	$352,448

MORTGAGE-BACKED SECURITIES - 3.0%	Coupon		Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 0.6%
FHLMC, Pool #J13584	3.500%		11/01/25	$61,085	$64,328
FHLMC, Series 1963-Z	7.500%		01/01/27	28,887	33,135
					97,463
Federal National Mortgage Association - 2.3%
FNMA, Series 2003-3-HJ	5.000%		02/01/18	19,299	20,298
FNMA, Pool #899237	5.000%		03/01/22	15,050	16,178
FNMA, Series 2002-93-A1	6.500%		03/01/32	54,139	59,957
Multifamily REMIC Trust, Series 2006-M1-D	5.385%	(a)	06/01/19	243,553	260,361
					356,794
Government National Mortgage Association - 0.1%
GNMA, Pool #577742	5.500%		09/01/17	5,989	6,426

Total Mortgage-Backed Securities (Cost $449,971)					$460,683

ASSET-BACKED SECURITIES - 1.6%	Coupon	Maturity	Par Value	Value
Ford Credit Auto Owner Trust,
Series 2012-A-A3	0.840%	04/15/15	$43,903	$43,952

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 1.6% (Continued)	Coupon	Maturity	Par Value	Value
FPL Recovery Funding,
Series 2007-A-A3	5.127%	08/01/17	$94,893	$97,015
RSB Bond Company, LLC,
Series 2007-A-A2	5.720%	04/01/16	100,882	103,686
Total Asset-Backed Securities (Cost $249,898)				$244,653

CORPORATE BONDS - 15.9%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 2.2%
Fortune Brands, Inc.	5.375%	01/15/16	$321,000	$338,661

Energy - 1.4%
Buckeye Partners, L.P.	4.875%	02/01/21	200,000	213,631

Financials - 5.6%
Bank of America Corporation	5.625%	07/01/20	500,000	564,596
Finial Holdings, Inc.	7.125%	10/15/23	250,000	300,165
				864,761
Industrials - 2.6%
Domtar Corporation	10.750%	06/01/17	120,000	145,174
Iron Mountain, Inc.	8.375%	08/15/21	83,000	86,424
Kinross Gold Corporation	5.125%	09/01/21	100,000	101,791
Valmont Industries, Inc.	6.625%	04/20/20	51,000	60,084
				393,473
Telecommunication Services - 3.2%
Scripps Networks Interactive, Inc.	2.700%	12/15/16	300,000	310,047
Verizon Communications, Inc.	2.000%	11/01/16	185,000	187,902
				497,949
Utilities - 0.9%
Sempra Energy	6.500%	06/01/16	125,000	136,390

Total Corporate Bonds (Cost $2,398,853)				$2,444,865

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.6%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.01% (b) (Cost $398,894)	398,894	$398,894

Total Investments at Value - 99.6% (Cost $15,220,743)		$15,283,073

Other Assets in Excess of Liabilities - 0.4%		59,430

Net Assets - 100.0%		$15,342,503

(a)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2014.
(b)	The rate shown is the 7-day effective yield as of September 30, 2014.

See accompanying notes to Schedules of Investments.

THE CUTLER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2014 (Unaudited)

1.   Securities Valuation

Portfolio securities of Cutler Equity Fund and Cutler Fixed Income Fund (the "Funds") are valued as of the close of business of the regular session of the principal exchange where the security is traded. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the closing bid price. Investments in shares of other open-end investment companies are valued at net asset value per share.

The Funds value securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Funds' investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Funds' securities primarily trade but before the time as of which the Funds calculate their net asset values. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Accounting principles generally accepted in the United States ("GAAP") establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities held by Cutler Fixed Income Fund are classified as Level 2 since the values for the fixed income securities are based on prices provided by an independent pricing service that utilizes various "other significant observable inputs" including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund's investments as of September 30, 2014 by security type:

Cutler Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$116,962,926	$-	$-	$116,962,926
Money Market Funds	5,096,088	-	-	5,096,088
Total	$122,059,014	$-	$-	$122,059,014

THE CUTLER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Cutler Fixed Income Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$2,676,152	$-	$2,676,152
U.S. Government Agency Obligations	-	8,705,378	-	8,705,378
Other Government Obligations	-	352,448	-	352,448
Mortgage-Backed Securities	-	460,683	-	460,683
Asset-Backed Securities	-	244,653	-	244,653
Corporate Bonds	-	2,444,865	-	2,444,865
Money Market Funds	398,894	-	-	398,894
Total	$398,894	$14,884,179	$-	$15,283,073

Refer to each Fund's Schedule of Investments for a listing of the securities by security type and sector or industry type. As of September 30, 2014, the Funds did not have any transfers in and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of September 30, 2014. It is the Funds' policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of September 30, 2014:
	Cutler Equity Fund	Cutler Fixed Income Fund
Cost of portfolio investments	$85,264,799	$15,220,743

Gross unrealized appreciation	$37,102,535	$159,820
Gross unrealized depreciation	(308,320)	(97,490)

Net unrealized appreciation	$36,794,215	$62,330

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Cutler Equity Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Cutler Trust

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	October 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	October 31, 2014

By (Signature and Title)*		/s/ Matthew C. Patten
Matthew C. Patten, Treasurer

Date	October 31, 2014

* Print the name and title of each signing officer under his or her signature.